Trade Accounts Receivable	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable

Note 5. Trade Accounts Receivable

The Company sells products and licenses through direct sales to customers and indirect sales with partners, distributors and resellers. In addition, the Company generates platform-derived revenues from third party Internet search engines. The trade accounts receivable include primarily receivables from the resellers and payment gateway providers as well as the receivables from the Internet search engines.

As of December 31, 2011 and 2012, the accounts receivable pledged as collateral to secure the long term debt totaled $21,520 and $30,633, respectively (Note 12). There is a first priority undisclosed right of pledge over future accounts receivable.

The allowance for doubtful accounts is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$332	$976	$1,734
Charged to operating expenses	798	884	216
Amount written-off or used	(154)	(126)	(138)

Balance at end of period	$976	$1,734	$1,812

The reserve for product returns is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$877	$715	$1,228
Charged against revenue	725	2,107	2,990
Amount written-off or used	(887)	(1,594)	(2,151)

Balance at end of period	$715	$1,228	$2,067